Deferred Policy Acquisition Costs and Value of Business Acquired - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Policy Acquisition Costs Disclosures [Abstract]
Amortization of DAC related to unlocks	$ (190)	$ 1	$ 50	$ (135)	[1]
Equity Funds [Member]
Deferred Policy Acquisition Costs Disclosures [Abstract]
Reflect assumed gross returns, discount rate	10.50%
Fixed Income Funds [Member]
Deferred Policy Acquisition Costs Disclosures [Abstract]
Reflect assumed gross returns, discount rate	5.00%

[1]	The balances reflect a change in accounting principle, as described in Note 2.